Summary of Significant Accounting Policies - Cash and cash equivalents at carrying value (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Aug. 16, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 140,205	$ 715,580	$ 0
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statement of Cash Flows	140,205	715,580
Sunlight
Cash and cash equivalents	62,521,000	49,583,000
Restricted cash and cash equivalents	3,861,000	3,122,000
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statement of Cash Flows	$ 66,382,000	$ 52,705,000		$ 36,142,000	$ 51,656,000